Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - 2017 Restricted Share Scheme and 2017 Option Plan - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	43,728,098	41,011,362	26,659,516
Granted	35,601,446	19,136,384	24,156,236
Vested	(14,787,382)	(13,096,270)	(7,732,794)
Forfeited	(5,078,812)	(3,323,378)	(2,071,596)
Number of options outstanding ending balance	59,463,350	43,728,098	41,011,362
Expected to vest as at December 31	53,009,743	39,425,569	37,672,420